Segment information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Note 16 – Segment information

The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of consumer products, trading and biofuel energy products. As such, the Company has determined that it has three operating segments as defined by ASC 280, “Segment Reporting”: consumer products, trading and biofuel energy.

Consumer products segment manufactures and sells Charcoal Doctor branded products and BBQ charcoal in China. Trading segment conducts rubber and other trading businesses. Biofuel energy segment produces and sells BBQ charcoal to customers in Asia, Europe and North America and produces and sells bamboo-based fuel for Electric Double Layer Capacitor.

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker.

The following table presents summary information by segment for the years ended December 31, 2015 and 2014, respectively.

	Consumer product		Trading		Biofuel Energy		Total
	2015	2014	2015	2014	2015	2014	2015	2014
Revenue from external customers	$43,235,065	$53,051,808	$3,579,471	$2,999,463	$12,015,364	$9,441,835	$58,829,900	$65,493,106
Revenue from intersegment	736,527	1,073,530	11,988	-	554,251	759,752	1,302,766	1,833,282
Cost of revenue	28,618,875	34,824,870	3,463,818	2,936,503	9,864,991	7,091,621	41,947,684	44,852,994
Gross profit	14,616,190	18,226,938	115,653	62,960	2,150,373	2,350,214	16,882,216	20,640,112
Interest Expenses	324,643	295,204	85,828	150,685	1,622	88,341	412,093	534,230
Depreciation & amortization	478,400	508,607	72,715	79,293	890,065	919,043	1,441,180	1,506,943
Segment profit	10,235,984	13,759,901	(734,126)	178,931	256,704	778,830	9,758,562	14,717,662
Segment assets	$72,302,734	$64,878,256	$2,071,215	$6,760,386	$7,738,850	$7,069,952	$82,112,799	$78,708,594

Segment information by products for the years ended December 31, 2015 and 2014:

			Barbecue			Barbecue
		Purification &	Charcoal –			Charcoal -
	Cleaning	Deodorization	domestic	Trading	EDLC Carbon	international	Total

Year ended December 31, 2015

Revenue	$2,333,883	$32,548,426	$8,352,756	$3,579,471	$11,387,102	$628,262	$58,829,900

Year ended December 31, 2014

Revenue	$2,277,143	$37,475,537	$13,299,128	$2,999,463	$8,630,296	$811,539	$65,493,106

All of the Company's long-lived assets are located in the PRC.  Geographic information about the revenues, which are classified based on customers, is set out as follows:

	Year ended December 31,
	2015	2014
Revenue from China Sources	$58,129,408	$64,217,607
Revenue directly from foreign countries	700,492	1,275,499
Total Revenue	$58,829,900	$65,493,106

Approximately $58.1million (99%) of our revenue were generated through Chinese domestic sources. However, approximately $13.3 million (23%) of revenue that were sold through domestic distributor or exporters were sold to end-customers in foreign countries. In effect, approximately 75% of our products are consumed in China and approximately 25% of our products are consumed in foreign countries.